Debenture Payable (Details) (USD $)	Dec. 31, 2012	Oct. 14, 2012	Dec. 31, 2011	Oct. 14, 2011	Oct. 14, 2010	Oct. 14, 2009	Oct. 14, 2008
Debt instrument, Face Amount	$ 480,624
Initial Present Value discount	121,253
Less Accumulated Amortization	121,253
Net Value as at December 31, 2012	480,624
Current Portion	480,624
Non Current Portion
Convertible Debentures
Debt instrument, Face Amount	480,624	120,000	469,785	120,000	120,000	120,624
Initial Present Value discount							$ 121,253